Cover	12 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Mobile-health Network Solutions
Entity Central Index Key	0001976695
Entity Primary SIC Number	7372
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Venture Drive
Entity Address, City or Town	#07-06/07 Vision Exchange
Entity Address, Country	SG
Entity Address, Postal Zip Code	608526
City Area Code	+65
Local Phone Number	6222 5223
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	+1 212
Local Phone Number	947 7200
Contact Personnel Name	Cogency Global Inc.